UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	February 13, 2009

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  165

Form 13F Information Table Value Total: $2,675,195

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
AES Corp	        COM	          00130H105  91       11,100 "		Sole		  11,100
AES Trust III 		PFD CV 6.75%	00808N202    1,210    32,000 "		Sole		"32,000"
Babcock & Brown Air 	SPONSORED ADR	05614P101    546      80,600 "		Sole		"80,600"
Citadel Broadcasting	COM	        17285T106    381   2,380,186 "		Sole		"2,380,186"
COMSYS IT Partners	COM	        20581E104    144     64,428 "		Sole		"64,428"
Durect Corporation	COM	        266605104    14,643 4,319,546 "		Sole		"4,319,546"
Emerson Radio Corp.	COM NEW	        291087203    246      366,557 "		Sole		"366,557"
Emmis Communications 	PFD CV SER A	291525202    1,336    534,353 "		Sole		"534,353"
Fifth Third Bancorp 	CNV PFD DEP1/250 316773209   24,507 "  290,362 "	Sole		"290,362"
Ford Trust $3.25	PFD TR CV6.5%	345395206    9,997 "	1,108,313 "	Sole		"1,108,313"
Intevac Inc.	        COM	        461148108    54 	10,742 "	Sole		"10,742"
Level 3 Communications	COM	        52729N100    77 	110,500 "	Sole		"110,500"
Orthovita Inc	        COM	        68750U102    115 	34,000 "	Sole		"34,000"
Oscient Pharmaceuticals COM NEW	        68812R303    227 	1,262,320 "	Sole		"1,262,320"
Quadramed Corp	        COM NEW	        74730W507    1,018 "	207,671 "	Sole		"207,671"
"RPM Intl, Inc"	        COM	        749685103    9,009 "	677,877 "	Sole		"677,877"
"Radio One, Inc 	CL A 	        75040P108    11 	25,000 "	Sole		"25,000"
"Radio One, Inc 	CL D NON VTG    75040P405    125 	568,987 "	Sole		"568,987"
Rite Aid Corporation	COM	        767754104    27 	88,000 "	Sole		"88,000"
Simon Property  	PFD CONV I 6%   828806802    32,796 "	765,000 "	Sole		"765,000"
"Six Flags, Inc 	PIERS	        83001P505    1,192 "	1,655,325 "	Sole		"1,655,325"
Wachovia Corporation 	CONV7.5%PFD CL A 929903219   6,600 "	8,800 "		Sole		"8,800"
Zhone Technologies	COM	        98950P108    17 	200,000 "	Sole		"200,000"
Aspen Insurance Holding PFD PRP INC EQ	G05384113    17,694 "	422,400 "	Sole		"422,400"
"ADC Telecommunications	NOTE 3.500%	000886AE1    549 	1,200,000 "	Sole
ASM International	NOTE 4.250%12/0	00207DAG7    638 	1,000,000 "	Sole
Advanced Medical Optics	NOTE 2.500% 7/1	00763MAG3    4,958 "	6,000,000 "	Sole
Advanced Medical Opt	NOTE 3.250% 8/0	00763MAK4    2,867 "	8,075,000 "	Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1    4,420 "	15,290,000 "	Sole
"Advanced Micro Devices NOTE 5.750% 8/1	007903AN7    1,396 "	 4,000,000 "	Sole
"Affiliated Managers    NOTE 		008252AK4    36,551 "	53,080,000 "	Sole
"Allergan, Inc"	        NOTE 1.500% 4/0	018490AL6    129,879 "	129,053,000 "	Sole
Johnson & Johnson	SDCV 7/2	02261WAB5    144,404 "	156,112,000 "	Sole
American Equity Invest	NOTE 5.250%12/0	025676AE7   11,265 "	16,395,000 "	Sole
"American Medical Syst	NOTE 3.250% 7/0	02744MAA6   5,166 "	7,572,000 "	Sole
AmeriCredit Corp 	NOTE 2.125% 9/1	03060RAR2   4,372 "	10,400,000 "	Sole
Amgen Inc	        NOTE 0.125% 2/0	031162AN0   4,344 "	4,500,000 "	Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3   19,964 "	20,960,000 "	Sole
Thermo Fisher Scient	DBCV 12/1	03760AAK7   7,932 "	6,470,000 "	Sole
Archer-Daniels-Midland	NOTE 0.875% 2/1	039483AW2   105,277 "	106,880,000 "	Sole
Arris Group Inc.	NOTE 2.000%11/1	04269QAC4   4,947 "	7,670,000 "	Sole
"ArvinMeritor, Inc"	NOTE 4.625% 3/0	043353AF8   2,945 "	9,500,000 "	Sole
"Aspect Medical Systems	NOTE 2.500% 6/1	045235AB4   10,395 "	23,100,000 "	Sole
Barnes Group Inc	NOTE 3.375% 3/1	067806AD1   3,702 "	5,150,000 "	Sole
Beazer Homes USA	NOTE 4.625% 6/1	07556QAL9   2,358 "	5,240,000 "	Sole
"Beckman Coulter, Inc"	NOTE 2.500%12/1	075811AD1   30,574 "	32,015,000 "	Sole
Best Buy Co.		NOTE            086516AF8   86,104 "	96,540,000 "	Sole
Borland Software Corp	NOTE 2.750% 2/1	099849AB7   12,299 "	20,845,000 "	Sole
Cadence Design Systems 	NOTE 1.375%12/1	127387AD0   307 	   490,000 "	Sole
Cameron International 	NOTE 2.500% 6/1	13342BAB1   4,134 "	 4,147,000 "	Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7   32,966 "	52,745,000 "	Sole
Carnival Corporation	DBCV 2.000% 4/1	143658AN2   123,558 "	 136,408,000 "	Sole
"Cell Therapeutic, Inc"	NOTE 4.000% 7/0	150934AF4   1,524 "	 25,403,000 "	Sole
"Ceradyne, Inc"	        NOTE 2.875%12/1	156710AA3   3,583 "	5,100,000 "	Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3   3,860 "	5,000,000 "	Sole
Charter Communications	NOTE 6.500%10/0	16117MAF4    74 	4,200,000 "	Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7   6,845 "	9,920,000 "	Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3   13,426 "	23,000,000 "	Sole
Chesapeake Energy Corp	NOTE 2.250%12/1	165167CB1   12,386 "	27,000,000 "	Sole
"China Medical Tech	NOTE 4.000% 8/1	169483AC8   1,385 "	2,900,000 "	Sole
Citadel Broadcasting Co	NOTE 4.000% 2/1	17285TAC0   6,483 "	15,622,000 "	Sole
CA Inc	                NOTE 1.625%12/1	204912AQ2   94,037 "	86,870,000 "	Sole
Conceptus Inc	        NOTE 2.250% 2/1	206016AA5   6,754 "	10,300,000 "	Sole
Conexant Systems	NOTE 4.000% 3/0	207142AH3   5,839 "	12,975,000 "	Sole
CONMED	                NOTE 2.500%11/1	207410AD3   4,379 "	5,600,000 "	Sole
Continental Airlines	NOTE 5.000% 6/1	210795PJ3  15,571 "	14,900,000 "	Sole
Cubist Pharm	        NOTE 2.250% 6/1	229678AC1   5,988 "	6,500,000 "	Sole
Danaher Corporation	NOTE 1/2	235851AF9  31,581 "	35,564,000 "	Sole
Diodes Incorporated	NOTE 2.250%10/0	254543AA9   3,756 "	6,050,000 "	Sole
"Dixie Group, Inc"	SDCV 7.000% 5/1	255519AA8    199 	  224,000 "	Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6   55,677 "	52,600,000 "	Sole
"Dune Energy, Inc"	NOTE	        265338AC7   2,175 "	6,590,000 "	Sole
EMC Corp A	        NOTE 1.750%12/0	268648AK8   98,245 "	99,615,000 "	Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4   9,038 "	9,690,000 "	Sole
EPIX Pharmaceuticals 	NOTE 3.000% 6/1	26881QAB7   1,628 "	3,830,000 "	Sole
"Empire Resorts, Inc"	NOTE 8.000% 7/3	292052AB3   2,600 "	5,200,000 "	Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6   15,375 "	25,603,000 "	Sole
EnerSys	                NOTE 3.375% 6/0	29275YAA0   5,131 "	8,885,000 "	Sole
"EnPro Industries, Inc"	DBCV 3.937%10/1	29355XAB3   12,784 "	16,390,000 "	Sole
Epicor Software Corp	NOTE 2.375% 5/1	29426LAA6   4,732 "	9,553,000 "	Sole
"Evergreen Solar, Inc"	NOTE 4.000% 7/1	30033RAC2   1,155 "	3,500,000 "	Sole
FEI Company	        NOTE 2.875% 6/0	30241LAF6   6,038 "	7,500,000 "	Sole
FiberTower Corp	        NOTE 9.000%11/1	31567RAC4   11,928 "	51,860,000 "	Sole
Thermo Fisher Scient	NOTE 3.250% 3/0	338032AX3   6,746 "	5,936,000 "	Sole
"Five Star Quality Care	NOTE 3.750%10/1	33832DAB2   3,759 "	10,740,000 "	Sole
Ford Motor Co	        NOTE 4.250%12/1	345370CF5   3,415 "	13,000,000 "	Sole
General Motors  	DEB SR CV C 33	370442717      62 	19,500 "	Sole
General Motors  	DEB SR CONV B	370442733   3,309 "	962,000 "	Sole
Global Crossing Ltd	NOTE 5.000% 5/1	37932JAA1   17,565 "	32,600,000 "	Sole
The Greenbrier Co	NOTE 2.375% 5/1	393657AD3   3,586 "	9,000,000 "	Sole
HCC Insurance Holdings	NOTE 1.300% 4/0	404132AB8   10,257 "	8,500,000 "	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4   5,084 "	13,000,000 "	Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2   92,674 "	106,535,000 "	Sole
International Game Tech	DBCV 2.600%12/1	459902AP7   7,220 "	7,600,000 "	Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9   12,855 "	22,510,000 "	Sole
Life Technologies	NOTE 2.000% 8/0	46185RAJ9   11,838 "	12,500,000 "	Sole
JetBlue Airways Corp	DBCV 3.750% 3/1	477143AC5   3,875 "	 5,000,000 "	Sole
KKR Financial Holdings  NOTE 7.000% 7/1	48248AAB4   3,675 "	13,610,000 "	Sole
KEMET Corp	        NOTE 2.250%11/1	488360AB4   4,848 "	19,200,000 "	Sole
Kendle International 	NOTE 3.375% 7/1	48880LAA5   4,858 "	6,350,000 "	Sole
L-3 Communications Hold	DEBT 3.000% 8/0	502413AW7   8,944 "	9,000,000 "	Sole
Lamar Advertising	NOTE 2.875%12/3	512815AH4  7,441 "	9,800,000 "	Sole
Level 3 Comm	        NOTE 10.000% 5/0 52729NBE9 6,150 "	10,200,000 "	Sole
Level 3 Comm	        NOTE 5.250%12/1	52729NBF6   4,183 "	10,200,000 "	Sole
Level 3 Comm	        NOTE 3.500% 6/1	52729NBK5  12,571 "	36,020,000 "	Sole
Liberty Media   	DEB 3.500% 1/1	530715AN1  43,982 "	158,666,000 "	Sole
Liberty Media    	DEB 3.250% 3/1	530715AR2   5,424 "	15,498,000 "	Sole
Liberty Media   	DEB 3.125% 3/3	530718AF2   88,425 "	121,130,000 "	Sole
"LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2   6,000 "	8,800,000 "	Sole
"Lifetime Brands, Inc"	NOTE 4.750% 7/1	53222QAB9   4,631 "	8,420,000 "	Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0     166 	  220,000 "	Sole
Lions Gate Entertain	NOTE 3.625% 3/1	535919AG9   5,114 "	7,800,000 "	Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5   2,606 "	7,500,000 "	Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4   13,424 "	15,784,000 "	Sole
"Medtronic, Inc - A"	NOTE 1.500% 4/1	585055AL0   12,274 "	13,075,000 "	Sole
"Medtronic, Inc - B"	NOTE 1.625% 4/1	585055AM8   90,332 "	102,650,000 "	Sole
Mentor Graphics Corp	SDCV 6.250% 3/0	587200AF3   5,950 "	10,200,000 "	Sole
Merix Corp	        NOTE 4.000% 5/1	590049AB8   1,610 "	5,963,000 "	Sole
Bank of America 	NOTE 3/1	590188W46   93,512 "	86,385,000 "	Sole
Mesa Air Group	        NOTE 2.115% 2/1	590479AD3      363 	 2,790,000 "	Sole
"Micron Technology, 	NOTE 1.875% 6/0	595112AH6   9,713 "	30,000,000 "	Sole
Millipore Corp	        NOTE 3.750% 6/0	601073AD1   6,745 "	7,650,000 "	Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8   60,252 "	50,039,000 "	Sole
Morgan Stanley          NOTE	        617446K40   84,436 "	89,768,000 "	Sole
"Mylan, Inc"	        NOTE 1.250% 3/1	628530AG2   35,331 "	47,730,000 "	Sole
"Nabors Industries, Ltd	NOTE 0.940% 5/1	629568AP1   18,990 "	22,880,000 "	Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4    2,485 "	5,500,000 "	Sole
"PNC Financial Services NOTE 4.000% 2/0	635405AW3   18,150 "	20,000,000 "	Sole
Newmont Mining Corp 	NOTE 1.250% 7/1	651639AJ5    1,832 "	1,715,000 "	Sole
Nortel Networks Corp 	NOTE 2.125% 4/1	656568AE2      155 	1,000,000 "	Sole
"Omnicare, Inc"	        DBCV 3.250%12/1	681904AL2      693 	1,200,000 "	Sole
Omnicom Group	        NOTE 7/0	681919AT3   123,600 "	139,294,000 "	Sole
Omnicom Group	        NOTE 7/3	681919AV8       202 	  210,000 "	Sole
ON Semiconductor Corp	NOTE 2.625%12/1	682189AG0     5,046 "	9,000,000 "	Sole
"Pier 1 Imports, Inc"	NOTE 6.375% 2/1	720279AH1    13,306 "	45,106,000 "	Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3    3,075 "	5,000,000 "	Sole
"Powerwave Technologies	SDCV 3.875%10/0	739363AF6     2,348 "	10,500,000 "	Sole
ProLogis	        NOTE 2.250% 4/0	743410AQ5    11,446 "	24,614,000 "	Sole
ProLogis	        NOTE 2.625% 5/1	743410AS1    7,148 "	17,020,000 "	Sole
Quantum Corp	        NOTE 4.375% 8/0	747906AE5     6,680 "	14,640,000 "	Sole
RadiSys Corporation	NOTE 2.750% 2/1	750459AE9     3,738 "	6,500,000 "	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7    6,326 "	21,443,000 "	Sole
"Pharmanet Development 	NOTE 2.250% 8/1	784121AB1    1,813 "	2,500,000 "	Sole
Safeguard Scientifics	DBCV 2.625% 3/1	786449AG3    4,410 "	6,300,000 "	Sole
"SAVVIS, Inc"	        NOTE 3.000% 5/1	805423AA8    2,175 "	5,000,000 "	Sole
"School Specialty, Inc"	SDCV 3.750%11/3	807863AL9    3,941 "	5,926,000 "	Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	82966UAD5    6,444 "	29,291,100 "	Sole
"Spartan Stores, Inc"	NOTE 3.375% 5/1	846822AE4    7,335 "	9,000,000 "	Sole
"Stewart Enterprises, 	NOTE 3.125% 7/1	860370AH8    4377.5	8,500,000 "	Sole
Symantec Corporation	NOTE 0.750% 6/1	871503AD0      323 	 340,000 "	Sole
"TJX Companies, Inc"	NOTE 2/1	872540AL3    70,325 "	91,805,000 "	Sole
"TTM Technologies, Inc"	NOTE 3.250% 5/1	87305RAC3     3,853 "	7,750,000 "	Sole
Teva Pharm (Series A)	DBCV 0.500% 2/0	88164RAA5       629 	  555,000 "	Sole
Teva Pharm (Series D)	NOTE 1.750% 2/0	88165FAA0     2,149 "	1,955,000 "	Sole
3M Co	                NOTE 11/2	88579YAB7     98,903 "	130,136,000 "	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5     4,386 "	6,700,000 "	Sole
"Trico Marine Services, NOTE 3.000% 1/1	896106AQ4     2,277 "	8,000,000 "	Sole
"Trinity Industries, 	NOTE 3.875% 6/0	896522AF6     3,485 "	7,170,000 "	Sole
"Tyson Foods, Inc"	NOTE 3.250%10/1	902494AP8     6,532 "	8,000,000 "	Sole
"US Airways Group, Inc"	NOTE 7.000% 9/3	90341WAB4     17,615 "	27,255,000 "	Sole
Vornado Realty Trust	DEB 3.875% 4/1	929043AC1     1,478 "	1,700,000 "	Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	942683AC7     4,747 "	 5,050,000 "	Sole
"Xilinx, Inc"	        DBCV 3.125% 3/1	983919AD3     135 	  200,000 "	Sole
YRC Worldwide	        NOTE 5.000% 8/0	985577AA3     15,317 "	51,041,000 "	Sole
YRC Worldwide	        NOTE 3.375%11/2	985577AB1     17,615 "	66,445,000 "	Sole
			" 2,675,195 "